Lease Liabilities (Details Textual) $ in Millions	1 Months Ended
	Dec. 31, 2017 USD ($) Installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Leases [Member] | Bottom of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis		3.35%
Operating Leases [Member] | Top of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis		11.20%
Equipment Financing [Member]
Disclosure Of Lease Liabilities [Line Items]
Proceeds from equipment financing obligations | $	$ 7.9
Borrowings, adjustment to interest rate basis	4.60%
Property, plant and equipment, pledged as security | $		$ 2.0	$ 1.9
Equipment Financing [Member] | Bottom of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Quarterly lease terms | Installment	12
Equipment Financing [Member] | Top of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Quarterly lease terms | Installment	16